Expense Example	Nov. 03, 2025 USD ($)
HORIZON SMALL/MID CAP CORE EQUITY ETF | HORIZON SMALL/MID CAP CORE EQUITY ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	240
HORIZON INTERNATIONAL EQUITY ETF | HORIZON INTERNATIONAL EQUITY ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
HORIZON INTERNATIONAL MANAGED RISK ETF | HORIZON INTERNATIONAL MANAGED RISK ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	$ 263